Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities
The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount					Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financal assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total
2019
Financial assets measured at fair value
- Environmental trust funds	7.2	—	—	—	7.2	7.2
- Trade receivables from provisional copper sales	22.8	—	—	—	22.8	22.8
- Investments	—	47.9	—	—	47.9	47.9
- Asanko redeemable preference shares	—	95.5	—	—	95.5	95.5
- Warrants	11.7	—	—	—	11.7	11.7
- Oil derivatives contracts (2018: Gold, copper and oil)	1.1	—	—	—	1.1	1.1

Total	42.8	143.4	—	—	186.2	186.2

Financial assets not measured at fair value
- Environmental trust funds	—	—	62.3	—	62.3	62.3
- Trade and other receivables	—	—	51.4	—	51.4	51.4
- Cash and cash equivalents	—	—	515.0	—	515.0	515.0

Total	—	—	628.7	—	628.7	628.7

Financial liabilities measured at fair value
- Gold and foreign exchange derivative contracts	127.6	—	—	—	127.6	127.6

Total	127.6	—	—	—	127.6	127.6

Financial liabilities not measured at fair value
- Borrowings	—	—	—	1,845.8	1,845.8	1,952.4
- Trade and other payables	—	—	—	385.3	385.3	385.3
- Finance lease liabilities	—	—	—	332.9	332.9	332.9

Total	—	—	—	2,564.0	2,564.0	2,670.6

2018 Restated 1
Financial assets measured at fair value
- Environmental trust funds	6.5	—	—	—	6.5	6.5
- Trade receivables from provisional copper sales	15.3	—	—	—	15.3	15.3
- Investments	—	93.1	—	—	93.1	93.1
- Asanko redeemable preference shares	—	132.9	—	—	132.9	132.9
- Warrants	9.3	—	—	—	9.3	9.3
- Gold, copper and oil derivative contracts	8.3	—	—	—	8.3	8.3

Total	39.4	226.0	—	—	265.4	265.4

Financial assets not measured at fair value
- Environmental trust funds	—	—	54.3	—	54.3	54.3
- Trade and other receivables	—	—	49.6	—	49.6	49.6
- Cash and cash equivalents	—	—	219.7	—	219.7	219.7

Total	—	—	323.6	—	323.6	323.6

Financial liabilities measured at fair value
- Gold, copper and foreign exchange derivative contracts	22.6	—	—	—	22.6	22.6

Total	22.6	—	—	—	22.6	22.6

Financial liabilities not measured at fair value
- Borrowings	—	—	—	1,906.8	1,906.8	1,897.0
- Trade and other payables	—	—	—	307.6	307.6	307.6
- Finance lease liabilities	—	—	—	88.6	88.6	88.6

Total	—	—	—	2,303.0	2,303.0	2,293.2

Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2019				2018 Restated 1
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental trust funds	7.2	—	7.2	—	6.5	—	6.5	—
Trade receivables from provisional copper sales	22.8	—	22.8	—	15.3	—	15.3	—
Investments - listed	47.9	47.9	—	—	93.0	93.0	—	—
Investments - unlisted	—	—	—	—	0.1	—	—	0.1
Asanko redeemable preference shares	95.5	—	—	95.5	132.9	—	—	132.9
Warrants	11.7	—	11.7	—	9.3	—	9.3	—
Oil derivative contracts	1.1	—	1.1	—	4.7	—	4.7	—
Copper derivative contracts	—	—	—	—	1.2	—	1.2	—
Gold derivative contracts	—	—	—	—	2.4	—	2.4	—
Financial assets not measured at fair value
Environmental trust funds	62.3	—	62.3	—	54.3	—	54.3	—
Financial liabilities measured at fair value
Foreign exchange derivative contracts	0.3	—	0.3	—	8.7	—	8.7	—
Gold derivative contracts	127.3	—	127.3	—	13.9	—	13.9	—
Financial liabilities not measured at fair value
Borrowings	1,952.4	1,700.4	—	252.0	1,897.0	839.6	—	1,057.4